Segment Information Revenues and Operating Margin (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of primary segments | Segment									2
Revenues [Abstract]
Sale of commodities									$ 5,465.4	$ 7,595.2	$ 5,728.0
Fees from midstream services									1,193.2	1,021.3	586.7
Revenues	$ 1,647.4	$ 1,632.1	$ 1,699.4	$ 1,679.7	$ 2,032.9	$ 2,288.3	$ 2,000.6	$ 2,294.7	6,658.6	8,616.5	6,314.7
Operating margin									1,281.0	1,136.5	801.2
TRC Non-Partnership [Member]
Revenues [Abstract]
Sale of commodities									0.0	0.0	(0.2)
Fees from midstream services									0.0	0.0	0.0
Revenues									0.0	0.0	(0.2)
Operating margin									0.0	0.0	(0.3)
Gathering and Processing [Member] | Reportable Segments [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Revenues									3,047.5	2,851.1	2,506.8
Operating margin									515.1	449.9	355.9
Logistics and Marketing [Member] | Reportable Segments [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Revenues									4,888.6	8,215.2	6,053.1
Operating margin									681.6	694.8	424.2
Other Segment [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Revenues									84.2	(8.0)	21.4
Operating margin									84.2	(8.0)	21.4
Corporate and Eliminations [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Revenues									(1,361.7)	(2,441.8)	(2,266.4)
Operating margin									0.1	(0.2)	0.0
Operating Segments [Member]
Revenues [Abstract]
Sale of commodities									5,465.4	7,595.2	5,728.0
Fees from midstream services									1,193.2	1,021.3	586.7
Revenues									6,658.6	8,616.5	6,314.7
Operating Segments [Member] | Gathering and Processing [Member] | Reportable Segments [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Sale of commodities									1,485.4	552.4	493.8
Fees from midstream services									427.1	224.7	147.5
Revenues									1,912.5	777.1	641.3
Operating Segments [Member] | Logistics and Marketing [Member] | Reportable Segments [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Sale of commodities									3,895.8	7,050.8	5,212.9
Fees from midstream services									766.1	796.6	439.3
Revenues									4,661.9	7,847.4	5,652.2
Operating Segments [Member] | Other Segment [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Sale of commodities									84.2	(8.0)	21.4
Fees from midstream services									0.0	0.0	0.0
Revenues									84.2	(8.0)	21.4
Operating Segments [Member] | Corporate and Eliminations [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Sale of commodities									0.0	0.0	0.1
Fees from midstream services									0.0	0.0	(0.1)
Revenues									0.0	0.0	0.0
Intersegment Eliminations [Member]
Revenues [Abstract]
Sale of commodities									0.0	0.0	0.0
Fees from midstream services									0.0	0.0	0.0
Revenues									0.0	0.0	0.0
Intersegment Eliminations [Member] | TRC Non-Partnership [Member]
Revenues [Abstract]
Sale of commodities									0.0	0.0	0.0
Fees from midstream services									0.0	0.0	0.0
Revenues									0.0	0.0	0.0
Intersegment Eliminations [Member] | Gathering and Processing [Member] | Reportable Segments [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Sale of commodities									1,126.3	2,068.8	1,861.1
Fees from midstream services									8.7	5.2	4.4
Revenues									1,135.0	2,074.0	1,865.5
Intersegment Eliminations [Member] | Logistics and Marketing [Member] | Reportable Segments [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Sale of commodities									208.9	339.3	371.6
Fees from midstream services									17.8	28.5	29.3
Revenues									226.7	367.8	400.9
Intersegment Eliminations [Member] | Other Segment [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Sale of commodities									0.0	0.0	0.0
Fees from midstream services									0.0	0.0	0.0
Revenues									0.0	0.0	0.0
Intersegment Eliminations [Member] | Corporate and Eliminations [Member] | Targa Resources Partners LP [Member]
Revenues [Abstract]
Sale of commodities									(1,335.2)	(2,408.1)	(2,232.7)
Fees from midstream services									(26.5)	(33.7)	(33.7)
Revenues									$ (1,361.7)	$ (2,441.8)	$ (2,266.4)